Segmented Information	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
Segmented Information
NOTE 36. SEGMENTED INFORMATION
The Company has identified three reporting segments for external reporting:

●	NAM consists of operations in Canada and the USA.
●	LATAM consists of operations in Argentina, Bolivia, Brazil, Colombia, Mexico, and Peru.
●	EH consists of operations in the Middle East, Africa, Europe, Australia and Asia.
Each segment generates revenue from the EI, AMS and ES product lines.
The accounting policies of these reportable operating segments are the same as those described in Note 3
“Summary of Material Accounting Policies”
.
For internal Management reporting, the Company’s Chief Operating Decision Maker (“CODM”) has identified four operating segments which include: Canada, USA, LATAM, and EH. Each of the operating segments are supported by the Corporate head office. Corporate overheads are allocated to the operating segments based on revenue. In assessing its reporting and operating segments, the Company considered geographic locations, economic characteristics, the nature of products and services provided, the nature of production processes, the types of customers for its products and services, and distribution methods used. These considerations also factored into the decision to combine Canada and USA into one reporting segment. For each of the operating segments, the CODM reviews internal management reports on at least a quarterly basis.
The following tables provide certain financial information by the Company’s reporting segments.
Revenues and Operating Income

Years ended December 31,	North America		Latin America		Eastern Hemisphere		Total
	2023	2022	2023	2022	2023	2022	2023	2022
Segment revenue	$1,939,778	$1,303,885	$473,824	$221,628	$792,716	$349,247	$3,206,318	$1,874,760
Intersegment revenue	(33,168)	(93,778)	(1,295)	(434)	(9,760)	(2,750)	(44,223)	(96,962)
Revenue	$1,906,610	$1,210,107	$472,529	$221,194	$782,956	$346,497	$3,162,095	$1,777,798
EI	171,276	141,900	335,532	129,723	270,894	109,464	777,702	381,087
AMS	385,814	298,333	76,792	38,057	189,592	107,270	652,198	443,660
ES	1,349,520	769,874	60,205	53,414	322,470	129,763	1,732,195	953,051
Gross Margin	364,497	195,503	115,569	50,015	137,080	77,198	617,146	322,716
SG&A	194,870	179,862	71,538	47,379	129,467	74,001	395,875	301,242
Foreign exchange loss	398	872	58,398	17,290	137	1,040	58,933	19,202
Operating income (loss)	$169,229	$14,769	$(14,367)	$(14,654)	$7,476	$2,157	$162,338	$2,272
Segment Assets

	North America		Latin America		Eastern Hemisphere		Total
As at December 31,	2023	2022 1	2023	2022 1	2023	2022 1	2023	2022 1
Segment assets	$1,606,304	$1,602,755	$631,577	$829,676	$1,099,817	$828,517	$3,337,698	$3,260,948
Goodwill 2	220,657	224,992	-	89,264	351,153	360,140	571,810	674,396
Corporate	-	-	-	-	-	-	2,472	322,724
Total segment assets	$1,826,961	$1,827,747	$631,577	$918,940	$1,450,970	$1,188,657	$3,911,980	$4,258,068
1
Certain balances as at December 31, 2022 have been
re-presented
as a result of measurement period adjustments for the acquisition of Exterran as required by IFRS 3 “Business Combinations”, refer to Note 6 “Acquisition” for more information.
2
The total amount of goodwill in the Canada and USA operating segments are $40 million and $181 million, respectively (December 31, 2022 – $40 million and $185 million, respectively).